Cover	Jul. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2026
Entity File Number	001-13695
Entity Registrant Name	COMMUNITY FINANCIAL SYSTEM, INC.
Entity Central Index Key	0000723188
Entity Tax Identification Number	16-1213679
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	333 Butternut Drive
Entity Address, City or Town	Syracuse
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	13214
City Area Code	315
Local Phone Number	445-2282
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value per share
Trading Symbol	CBU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false